Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events
(11)	Subsequent Events

On July 8, 2024, ReShape, Vyome Therapeutics, Inc., a Delaware corporation (“Vyome”), and Raider Lifesciences Inc., a Delaware corporation, and a direct, wholly owned subsidiary of ReShape (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions specified therein, Merger Sub shall be merged with and into Vyome, with Vyome surviving as a subsidiary of ReShape (the “Merger”).

Simultaneously with the execution of the Merger Agreement, ReShape entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Ninjour Health International Limited, a company incorporated under the laws of the United Kingdom (“Ninjour”), an affiliate of Biorad. Pursuant to the Asset Purchase Agreement, and subject to the satisfaction or waiver of the conditions specified therein, ReShape will sell substantially all of its assets (excluding cash) to Ninjour (or an affiliate thereof), and Ninjour will assume substantially all of ReShape’s liabilities, for a purchase price of $5.16 million in cash, subject to adjustment based on ReShape’s actual accounts receivable and accounts payable at the closing compared to such amounts as of March 31, 2024 (the “Asset Sale”). Ninjour is an affiliate of Biorad Medisys, Pvt. Ltd., which is party to a previously disclosed exclusive license agreement, dated September 19, 2023, with ReShape for ReShape’s Obalon® Gastric Balloon System.

In connection with the transactions contemplated by the Merger Agreement and Asset Purchase Agreement, ReShape entered into an agreement with a majority of the holders of its outstanding series C convertible preferred stock (the “Series C Preferred Stock”) pursuant to which the holders of the Series C Preferred Stock agreed, subject to and contingent upon the completion of the Merger and the Asset Sale, to reduce the liquidation preference of the Series C Preferred Stock from $26.2 million to the greater of (i) $1 million, (ii) 20% of the purchase price paid for the Asset Sale and (iii) the excess of ReShape’s actual net cash at the effective time of the Merger over the minimum net cash required as a condition to the closing of the Merger as set forth in the Merger Agreement and described below (the “Series C Amendment”). Under the terms of the Series C Amendment, the Series C Preferred Stock would automatically terminate at the effective time of the Merger, except for the right to receive the reduced liquidation preference.

Simultaneously with the execution of the Merger Agreement, ReShape, Vyome, and Vyome’s wholly-owned subsidiary Vyome Therapeutics Limited (“Vyome India”) entered into agreements with certain accredited investors, pursuant to which the investors have agreed to purchase up to $7.3 million in securities of ReShape, Vyome and Vyome India (the “Concurrent Financing”). As part of the Concurrent Financing, certain accredited investors have agreed to purchase up to $5.8 million in shares of common stock of the Combined Company immediately following completion of the Merger. The price per share for the common stock of the Combined Company will be calculated as a 30% discount to the agreed upon valuation of the combined company at the closing of the Merger. ReShape and the investors also entered into registration rights agreements which provides for certain registration rights to the investors including the filing of a registration statement, that includes the shares of common stock purchased by the investors, within 45 days of the closing of the Merger. Simultaneously with the execution of the subscription agreements, Vyome entered into a securities purchase agreement with each investor pursuant to which Vyome issued to each investor a convertible promissory note in the principal amount equal to 5% of such investor’s total agreed upon investment amount, which convertible notes will bear interest at 8% per annum and immediately prior to completion of the Merger will convert into a number of shares of common stock of the Combined Company equal to 100% of the outstanding principal and interest of the convertible notes divided by the price per share of common stock of the Combined Company to be purchased in the Concurrent Financing, as set forth above. ReShape and the investors are executing and delivering the subscription agreements in reliance upon the exemption from securities registration afforded by Section 4 (a) (2) of the Securities Act of 1933, as amended.

The board of directors of ReShape has unanimously approved the Merger Agreement, the Asset Purchase Agreement, the Series C Amendment, the Concurrent Financing and the transactions contemplated thereby.